Benefit Plans - Information About the Plan's Funded Status and Pension Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Change in benefit obligation
Beginning of year	$ (5,479)	$ (5,078)
Service cost	(322)	(302)
Interest cost	$ (323)	$ (311)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Noninterest Income, Other Operating Income	Noninterest Income, Other Operating Income
Actuarial gain (loss)	$ (305)	$ (229)
Benefits paid	222	441
End of year	(6,205)	(5,479)
Change in fair value of plan assets
Beginning of year	8,381	6,988
Actual return on plan assets	903	1,092
Employer contribution	672	742
Benefits paid	(222)	(441)
End of year	9,734	8,381
Funded status at end of year	$ 3,529	$ 2,902